Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Transactions With Related Parties

Transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2017 £m	2016 £m
Ultimate parent	(60)	(81)	(76)	321	188	99	4,398	2,148	(5,082)	(3,096)
Fellow subsidiaries	(76)	(271)	(439)	491	653	743	102	363	(981)	(1,163)
Associates & joint ventures	(20)	(27)	(24)	–	1	–	1,175	1,090	(33)	(37)
	(156)	(379)	(539)	812	842	842	5,683	3,601	(6,096)	(4,296)